Research and development expenses (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Research and development expenses
Labor	$ 1,611,926	$ 917,945
Materials	339,759	220,836
Research and development expenses	$ 1,951,685	$ 1,138,781